Fair Value Measurements (Aggregate Fair Value of Derivative Financial Instruments And Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts, Assets		$ 145
Pension plan assets		5,047
Assets, Fair Value Disclosure		5,192
Debt		18,900
Foreign exchange contracts, Liabilities		66
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts, Assets	160
Pension plan assets	5,911
Assets, Fair Value Disclosure	6,071
Debt	22,719
Foreign exchange contracts, Liabilities	55
Liabilities, Fair Value Disclosure	22,774	18,966
Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pension plan assets	4,419	2,168
Assets, Fair Value Disclosure	4,419	2,168
Debt	22,316	18,458
Liabilities, Fair Value Disclosure	22,316	18,458
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts, Assets	160	145
Pension plan assets	1,492	2,879
Assets, Fair Value Disclosure	1,652	3,024
Debt	403	442
Foreign exchange contracts, Liabilities	55	66
Liabilities, Fair Value Disclosure	$ 458	$ 508